Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Activity in allowance for doubtful trade accounts receivable
The activity in the allowance for doubtful accounts receivable for the years ended December 31 is as follows:

In millions	2013	2012	2011
Beginning balance	$243	$189	$182
Additions charged to bad debt expense	195	149	129
Write-offs charged to allowance	(182)	(95)	(122)
Ending balance	$256	$243	$189

Components of property and equipment
The following are the components of property and equipment at December 31:

In millions	2013	2012
Land	$1,460	$1,429
Building and improvements	2,694	2,614
Fixtures and equipment	8,419	7,928
Leasehold improvements	3,320	3,105
Software	1,515	1,230
	17,408	16,306
Accumulated depreciation and amortization	(8,793)	(7,674)
Property and equipment, net	$8,615	$8,632

Reconciliation of the changes in the redeemable noncontrolling interest
The following is a reconciliation of the changes in the redeemable noncontrolling interest for the years ended December 31, 2012 and 2011:

In millions	2012	2011
Beginning balance	$30	$34
Net loss attributable to noncontrolling interest	(2)	(4)
Purchase of noncontrolling interest	(26)	—
Reclassification to capital surplus in connection with purchase of
noncontrolling interest	(2)	—
Ending balance	$—	$30

Schedule of Accumulated Other Comprehensive Income (Loss) by Component
Changes in accumulated other comprehensive income (loss) by component are shown below:

	Year Ended December 31, 2013(1)
In millions	Losses on Cash Flow Hedges	Pension and Other Postretirement Benefits	Foreign Currency	Total
Balance, December 31, 2012	$(16)	$(165)	$—	$(181)
Other comprehensive income (loss) before reclassifications	—	—	(30)	(30)
Amounts reclassified from accumulated other comprehensive income (2)	3	59	—	62
Net other comprehensive income (loss)	3	59	(30)	32
Balance, December 31, 2013	$(13)	$(106)	$(30)	$(149)

(1)	All amounts are net of tax.

(2)
The amounts reclassified from accumulated other comprehensive income for cash flow hedges are recorded within interest expense, net on the consolidated statement of income. The amounts reclassified from accumulated other comprehensive income for pension and other postretirement benefits are included in operating expenses on the consolidated statement of income.